UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

  /s/  Daniel P. Wimsatt     Solana Beach, CA     January 31, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $31,010 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEST BUY INC                   COM              086516101     2400    70000 SH       SOLE                    70000        0        0
BRIDGEPOINT ED INC             COM              10807M105     4750   250000 SH       SOLE                   250000        0        0
ENTROPIC COMMUNICATIONS INC    COM              29384R105     3020   250000 SH       SOLE                   250000        0        0
FINISAR CORP                   COM NEW          31787A507     2969   100000 SH       SOLE                   100000        0        0
GAIAM INC                      CL A             36268Q103     1078   140000 SH       SOLE                   140000        0        0
HARBIN ELECTRIC INC            COM              41145W109     1735   100000 SH       SOLE                   100000        0        0
IRIDIUM COMMUNICATIONS INC     COM              46269C102     1031   125000 SH       SOLE                   125000        0        0
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108     2533    70000 SH       SOLE                    70000        0        0
QUANTA SVCS INC                COM              74762E102     2490   125000 SH       SOLE                   125000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     2863   100000 SH       SOLE                   100000        0        0
UNITEK GLOBAL SVCS INC         COM NEW          91324T203      982   100000 SH       SOLE                   100000        0        0
WONDER AUTO TECHNOLOGY INC     COM              978166106     1131   150000 SH       SOLE                   150000        0        0
YUHE INTERNATIONAL INC         COM              988432100     4028   450000 SH       SOLE                   450000        0        0